Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geological and geophysical expenses [Abstract]
Staff costs (Note 11)	$ 12,653	$ 18,312	$ 15,005
Share-based payment (Notes 11)	240	136	522
Allocation to capitalised project	(102)	(4,834)	(5,645)
Other services	2,160	4,979	4,069
Geological and geophysical expenses	$ 14,951	$ 18,593	$ 13,951